Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Operating Loss Carryforwards [Line Items]
NOL carry forward	$ 7,640,802	$ 4,754,165
Valuation Allowance	$ 11,557,356	$ 8,369,878
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	34.00%	34.00%
Fedaral [Member]
Operating Loss Carryforwards [Line Items]
NOL carry forward	$ 19,100,000
California [Member]
Operating Loss Carryforwards [Line Items]
NOL carry forward	$ 21,300,000
Minimum [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss CarryForwards Expiration Period	2026
Maximum [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss CarryForwards Expiration Period	2037